Loan Number	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Review	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forbearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documentation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forbearance Active Current Plan	Relief Date	Forbearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXX	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as loan is failing for TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $35."
* Title shows an assignment chain break (Lvl 2)     "As per the review of Property ownership report dated 9/27/2017, the chain of the assignment is not provided in the loan file."* ComplianceEase Exceptions Test Incomplete (Lvl 1)
* ComplianceEase RESPA Test Incomplete (Lvl 1)	The loan is currently performing and next due is for 10/1/2017. The last payment was received on 9/1/2017 which was applied on 9/1/2017 in the amount of $XXX. There are no records for bankruptcy and evidence of post-closing foreclosure found. The reason for default is not stated in the collection comments. Borrower wanted to have the process of modification. Borrower received a trial plan beginning from XX/XX/2011 with payment amount $XXX. Borrower made successful payments and loan was permanently modified on XX/XX/2012. The occupancy is unable to determine and no comments stating that repairs and damages to the subject are found.
Foreclosure Comments:Not Applicable
			Bankruptcy Comments:Not Applicable		Performing	$XXX	XXX%	$XXX	$0.00	8/1/2017	7/1/2017	9/1/2017	10/10/2017	Review of payment history dated 10/10/2017 shows that the borrower is current with the loan and the payment is due for 10/1/2017 payment. The last payment was received on 9/1/2017 in the amount $XXX which was applied to 9/1/2017. The current UPB reflects in the amount of $XXX and the current P&I is $XXX and PITI is $XXX.	43.600%	109.100%							000000000000124444222211			Unemployment / Decreased Income			Not Applicable			7/1/2011	10/10/2017					Good	Average		Meets Expectations	Yes													No			No	No								Not Applicable	Not Applicable	Not Applicable								10/17/2016	Yes			HAMP			Yes					HAMP							No	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable		Not Applicable	Not Applicable			Not Applicable	No	Not Applicable	Not Applicable					Not Applicable		No		Not Applicable		Yes	Current and Active		Step	XX/XX/2012	Financial Hardship	$XXX	$XXX	XXX%	XX/XX/2012	XX/XX/2052	480	Yes					$0.00			$XXX		Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable					Not Applicable																		Not Applicable	Not Applicable